Acquisitions & Divestitures	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Acquisitions & Divestitures	ACQUISITIONS & DIVESTITURES
Acquisitions
Purchase price consideration for all acquisitions was paid primarily in cash. All acquisitions, except otherwise stated, were for 100 percent of the acquired business and are reported in the Consolidated Statement of Cash Flows, net of acquired cash and cash equivalents.
The goodwill generated from these acquisitions is primarily attributable to the assembled workforce and the expected synergies from the integration of the acquired businesses. The identified intangible assets are amortized on a straight-line basis over their useful life which approximates the economic life of the assets.
2024
In 2024, the company completed seven acquisitions within the Software segment and four acquisitions within the Consulting segment at an aggregate cost of $3,515 million. These acquisitions are expected to enhance the company’s portfolio of products and services capabilities and further advance IBM’s hybrid cloud and AI strategy.
At December 31, 2024, the remaining cash to be remitted by the company related to certain 2024 acquisitions was $156 million, of which $90 million was classified as restricted cash in the Consolidated Balance Sheet. The remaining cash amount is primarily expected to be paid in 2025.
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2024.

($ in millions)
	Amortization Life (in Years)	StreamSets and webMethods	Other Acquisitions
Current assets		$347	$120
Property, plant and equipment/noncurrent assets		12	14
Intangible assets
Goodwill	N/A	1,074	918
Client relationships	1—7	680	167
Completed technology	5—7	550	179
Trademarks	1—7	45	6
Total assets acquired		$2,707	$1,403
Current liabilities		196	66
Noncurrent liabilities		253	81
Total liabilities assumed		$448	$147
Total purchase price		$2,259	$1,256
N/A–Not applicable
The valuation of the assets acquired and liabilities assumed is subject to revision. If additional information becomes available, the company may further revise the purchase price allocation as soon as practical, but no later than one year from the acquisition date; however, material changes are not expected.
StreamSets and webMethods–On July 1, 2024, the company completed the acquisition of StreamSets and webMethods from Software AG for approximately $2.3 billion (€2.13 billion) in cash. StreamSets added new data ingestion capabilities to IBM's data platform and webMethods brought integration platform-as-a-service (iPaaS) capabilities to IBM’s automation solutions. Goodwill of $1,074 million was assigned to the Software segment. It is expected that 56 percent of the goodwill will be deductible for tax purposes. The overall weighted-average useful life of the identified amortizable intangible assets acquired was 7.0 years. The acquisition was integrated into the Software segment. Prior to the acquisition, the company entered into foreign currency derivative contracts which expired by June 28, 2024. Refer to note S, “Derivative Financial Instruments,” for financial impacts and additional information.
Other Acquisitions–Goodwill of $470 million, $439 million and $8 million was assigned to the Consulting, Software and Infrastructure segments, respectively. It is expected that 5 percent of the goodwill will be deductible for tax purposes. The overall weighted-average useful life of the identified amortizable intangible assets acquired was 6.7 years.
Transactions Announced–Each of the announced acquisitions is subject to regulatory approvals and other customary closing conditions.
On April 24, 2024, the company announced its intent to acquire all of the outstanding shares of HashiCorp, Inc. (HashiCorp). IBM’s and HashiCorp’s combined portfolios will help clients manage growing application and infrastructure complexity and create a comprehensive end-to-end hybrid cloud platform designed for the AI era. Under the terms of the definitive agreement, HashiCorp’s shareholders on record immediately prior to the effective time on the closing date will receive $35 per share in cash, representing a total enterprise value of approximately $6.4 billion. On July 15, 2024, HashiCorp stockholders voted to approve the merger with IBM. The transaction is expected to close in the first quarter of 2025, subject to regulatory approvals and other customary closing conditions. Upon closing, HashiCorp will be integrated into the Software segment.
On January 16, 2025, the company announced its intent to acquire an Oracle consultancy company with expertise in driving business transformations with Oracle Cloud Applications, including for clients in the public sector. The acquisition is expected to close in the first quarter of 2025. Upon closing, the acquisition will be integrated into the Consulting segment.
On February 25, 2025, the company announced its intent to acquire a provider of enterprise-grade databases to build and deliver Generative AI applications. The acquisition is expected to close in the second quarter of 2025. Upon closing, the acquisition will be integrated into the Software segment.
2023
In 2023, the company completed seven acquisitions within the Software segment and two acquisitions within the Consulting segment at an aggregate cost of $5,197 million.
At December 31, 2024 and 2023, the remaining cash to be remitted by the company related to certain 2023 acquisitions was not material.
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2024. Net purchase price adjustments recorded in 2024 were not material.

($ in millions)
	Amortization Life (in Years)	Apptio, Inc.	Other Acquisitions
Current assets		$145	$83
Property, plant and equipment/noncurrent assets		23	20
Intangible assets
Goodwill	N/A	3,501	382
Client relationships	6—10	770	44
Completed technology	5—7	530	108
Trademarks	1—5	35	2
Total assets acquired		$5,005	$639
Current liabilities		250	44
Noncurrent liabilities		143	10
Total liabilities assumed		$393	$54
Total purchase price		$4,612	$585
N/A–Not applicable
Apptio, Inc.–On August 10, 2023, the company completed the acquisition of Apptio, Inc., a leading provider of financial and operational IT management and optimization software which enables enterprise leaders to deliver enhanced business value across technology investments. Goodwill of $3,134 million and $367 million was assigned to the Software and Consulting segments, respectively. It is expected that one percent of the goodwill will be deductible for tax purposes. The overall weighted-average useful life of the identified amortizable intangible assets acquired was 8.7 years. The acquisition was integrated into the Software segment.
Other Acquisitions–Goodwill of $341 million, $30 million and $11 million was assigned to the Software, Consulting and Infrastructure segments, respectively. It is expected that none of the goodwill will be deductible for tax purposes. The overall weighted-average useful life of the identified amortizable intangible assets acquired was 6.6 years.
2022
In 2022, the company completed four acquisitions within the Software segment and four acquisitions within the Consulting segment at an aggregate cost of $2,651 million.
At December 31, 2024, the remaining cash to be remitted by the company related to certain 2022 acquisitions was $72 million.
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2023. Net purchase price adjustments recorded in 2023 were not material.

($ in millions)
	Amortization Life (in Years)	Octo	Other Acquisitions
Current assets		$119	$87
Property, plant and equipment/noncurrent assets		8	8
Intangible assets
Goodwill	N/A	829	1,055
Client relationships	7—10	365	204
Completed technology	4—7	30	90
Trademarks	2—3	15	10
Total assets acquired		$1,366	$1,454
Current liabilities		53	52
Noncurrent liabilities		50	15
Total liabilities assumed		$103	$67
Total purchase price		$1,264	$1,387
N/A–Not applicable
Octo–On December 22, 2022, the company completed the acquisition of Octo, an IT modernization and digital transformation services provider exclusively serving the U.S. federal government. Goodwill of $709 million and $120 million was assigned to the Consulting and Software segments, respectively. It is expected that 24 percent of the goodwill will be deductible for tax purposes. The overall weighted-average useful life of the identified amortizable intangible assets acquired was 9.3 years. The acquisition was integrated into the Consulting segment.
Other acquisitions–Goodwill of $625 million and $431 million was assigned to the Consulting and Software segments, respectively. It is expected that 52 percent of the goodwill will be deductible for tax purposes. The overall weighted-average useful life of the identified amortizable intangible assets acquired was 6.7 years.
Divestitures
2024
The Weather Company Assets–On January 31, 2024, the company completed the sale of The Weather Company assets to Zephyr Buyer, L.P., a wholly-owned subsidiary of Francisco Partners (collectively, Francisco). Under the agreement, Francisco acquired The Weather Company assets from IBM for $1,100 million inclusive of $250 million of contingent consideration, of which $200 million is contingent on Francisco’s attainment of certain investment return metrics. The assets include The Weather Company’s digital consumer-facing offerings, The Weather Channel mobile and cloud-based digital properties including Weather.com, Weather Underground and Storm Radar, as well as its enterprise offerings for broadcast, media, aviation, advertising technology and data solutions for other emerging industries.
Upon closing, the company received cash proceeds of $750 million and provided seller financing to Francisco in the form of a $100 million loan with a term of 7 years. The cash proceeds from the sale were primarily included in cash from investing activities within the Consolidated Statement of Cash Flows. The seller financing is a non-cash investing activity. For the year ended December 31, 2024, the company recognized a pre-tax gain on sale of $243 million in other (income) and expense in the Consolidated Income Statement. As discussed in note D, “Segments,” in the first quarter of 2024, The Weather Company assets previously reported in the Software segment were moved and recast to the Other—divested businesses category.
Other Divestitures–The company completed two divestitures in 2024. The financial terms related to each of these transactions did not have a material impact to IBM's Consolidated Financial Statements.
2023
The company completed two divestitures in 2023. The financial terms related to each of these transactions did not have a material impact to IBM’s Consolidated Financial Statements.
2022
Healthcare Software Assets–On June 30, 2022, the company completed the sale of healthcare software assets for the U.S. and Canada to Francisco Partners (Francisco) and received a cash payment of $1,065 million. Subsequent closings were completed in most other countries in the second half of 2022, with the remaining country closings completed in 2023. The assets included Health Insights, MarketScan, Clinical Development, Social Program Management, Micromedex, and imaging software offerings. In addition, IBM provided Francisco with transition services including IT and other services. For the years ended December 31, 2024, 2023 and 2022, the company recognized a pre-tax gain on sale of $13 million, $45 million and $258 million, respectively, in other (income) and expense in the Consolidated Income Statement.
Other Divestitures–In the first quarter of 2022, the Infrastructure segment completed one divestiture. The financial terms related to this transaction did not have a material impact to IBM’s Consolidated Financial Statements.
Sale of Assets
2024
On August 31, 2024, the company completed the sale of certain QRadar SaaS (software-as-a-service) assets including QRadar intellectual property, customer relationships and customer contracts to Palo Alto Networks (Palo Alto). Upon closing, the company received cash proceeds of $500 million from Palo Alto. Proceeds of $437 million from the sale were included in proceeds from disposition of property, plant and equipment/other within cash from investing activities and the remaining $63 million related to transition and migration services described below were included within cash from operating activities in the Consolidated Statement of Cash Flows. For the year ended December 31, 2024, the company recognized a pre-tax gain on sale of $349 million in other (income) and expense in the Consolidated Income Statement.
In connection with the sale of the QRadar SaaS assets, IBM and Palo Alto are facilitating the migration of QRadar SaaS and IBM's QRadar on-premise (on-prem) clients who choose to migrate to Palo Alto’s Cortex XSIAM, their security operations (SOC) platform. As part of the agreement, IBM will receive incremental future cash payments from Palo Alto for QRadar on-prem clients who choose to migrate to the Cortex XSIAM platform. Until this migration is completed, or contracts expire, the contractual relationship with certain QRadar SaaS and IBM’s QRadar on-prem clients remains with IBM. IBM also provides Palo Alto with transition services including support, operations and other services for QRadar SaaS customer contracts. The client migrations to Cortex XSIAM platform and transition services did not have a material impact on IBM’s Consolidated Financial Statements in 2024.